FAIR VALUE OF ASSETS AND LIABILITIES - Significant unobservable inputs and and the sensitivity of these fair values (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 COP ($)	Dec. 31, 2021 COP ($)	Dec. 31, 2020 item	Dec. 31, 2019 item
Debt instruments | Securities issued by other financial institutions
FAIR VALUE OF ASSETS AND LIABILITIES
Fair Value	$ 81,389	$ 113,058
Debt instruments | TIPS
FAIR VALUE OF ASSETS AND LIABILITIES
Fair Value	76,014	98,383
Debt instruments | TIPS | Prepayment speed
FAIR VALUE OF ASSETS AND LIABILITIES
Sensitivity 100 basis point increase	77,349
Debt instruments | TIPS | Discounted cash flow | Yield
FAIR VALUE OF ASSETS AND LIABILITIES
Sensitivity 100 basis point increase	71,208	96,097
Sensitivity 100 basis point decrease	$ 75,021	$ 100,779
Debt instruments | TIPS | Discounted cash flow | Yield | Minimum
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets	0.0206	0.0014
Debt instruments | TIPS | Discounted cash flow | Yield | Maximum
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets	0.0989		0.0546
Debt instruments | TIPS | Discounted cash flow | Yield | Weighted average
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets	0.0493	0.0274
Debt instruments | TIPS | Discounted cash flow | Prepayment speed
FAIR VALUE OF ASSETS AND LIABILITIES
Sensitivity 100 basis point increase		$ 95,889
Sensitivity 100 basis point decrease		102,148
Debt instruments | Other bonds
FAIR VALUE OF ASSETS AND LIABILITIES
Fair Value		9,635
Debt instruments | Other bonds | Discounted cash flow | Yield
FAIR VALUE OF ASSETS AND LIABILITIES
Sensitivity 100 basis point increase		9,276
Sensitivity 100 basis point decrease		$ 10,014
Debt instruments | Other bonds | Discounted cash flow | Yield | Minimum
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets | item			0.0116
Debt instruments | Other bonds | Discounted cash flow | Yield | Maximum
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets | item			0.0116
Debt instruments | Other bonds | Discounted cash flow | Yield | Weighted average
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets		0.0116
Debt instruments | Other bonds | Discounted cash flow | Liquidity risk
FAIR VALUE OF ASSETS AND LIABILITIES
Sensitivity 100 basis point increase		$ 9,281
Sensitivity 100 basis point decrease		$ 10,008
Debt instruments | Other bonds | Discounted cash flow | Liquidity risk | Minimum
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets | item			0.0255
Debt instruments | Other bonds | Discounted cash flow | Liquidity risk | Maximum
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets | item			0.0255
Debt instruments | Other bonds | Discounted cash flow | Liquidity risk | Weighted average
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets		0.0255
Debt instruments | Time deposits
FAIR VALUE OF ASSETS AND LIABILITIES
Fair Value	$ 5,375	$ 5,040
Debt instruments | Time deposits | Discounted cash flow | Interest rate
FAIR VALUE OF ASSETS AND LIABILITIES
Sensitivity 100 basis point increase	5,033	4,989
Sensitivity 100 basis point decrease	$ 5,438	$ 5,053
Debt instruments | Time deposits | Discounted cash flow | Interest rate | Minimum
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets	0.0410		0.0047
Debt instruments | Time deposits | Discounted cash flow | Interest rate | Maximum
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets	0.0520			0.0425
Debt instruments | Time deposits | Discounted cash flow | Interest rate | Weighted average
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets	0.0500	0.0384
Equity securities
FAIR VALUE OF ASSETS AND LIABILITIES
Fair Value	$ 491,440	$ 335,006
Derivative financial instruments
FAIR VALUE OF ASSETS AND LIABILITIES
Fair Value	792,922	747,583
Forwards
FAIR VALUE OF ASSETS AND LIABILITIES
Fair Value	403,996	408,379
Forwards | Discounted cash flow | Credit spread
FAIR VALUE OF ASSETS AND LIABILITIES
Sensitivity 100 basis point increase	405,806	406,899
Sensitivity 100 basis point decrease	$ 410,413	$ 409,594
Forwards | Discounted cash flow | Credit spread | Minimum
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets	0	0
Forwards | Discounted cash flow | Credit spread | Maximum
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets	0.5947	0.3281
Forwards | Discounted cash flow | Credit spread | Weighted average
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets	0.1105	0.0683
Swaps
FAIR VALUE OF ASSETS AND LIABILITIES
Fair Value	$ 271,859	$ 294,821
Swaps | Discounted cash flow | Credit spread
FAIR VALUE OF ASSETS AND LIABILITIES
Sensitivity 100 basis point increase	265,949	309,046
Sensitivity 100 basis point decrease	$ 278,192	$ 285,805
Swaps | Discounted cash flow | Credit spread | Minimum
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets	0	0
Swaps | Discounted cash flow | Credit spread | Maximum
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets	0.3933	0.2885
Swaps | Discounted cash flow | Credit spread | Weighted average
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets	0.0785	0.0382
Options
FAIR VALUE OF ASSETS AND LIABILITIES
Fair Value	$ 117,067	$ 44,383
Options | Discounted cash flow | Credit spread
FAIR VALUE OF ASSETS AND LIABILITIES
Sensitivity 100 basis point increase	116,182	44,048
Sensitivity 100 basis point decrease	$ 117,636	$ 44,575
Options | Discounted cash flow | Credit spread | Minimum
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets	0.0010	0.0014
Options | Discounted cash flow | Credit spread | Maximum
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets	0.3640	0.3757
Options | Discounted cash flow | Credit spread | Weighted average
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets	0.0064	0.0063
Investment in associates
FAIR VALUE OF ASSETS AND LIABILITIES
Fair Value	$ 1,532,156	$ 1,358,368
Investment in associates | P.A. Viva Malls
FAIR VALUE OF ASSETS AND LIABILITIES
Fair Value	1,530,459	1,355,688
Investment in associates | P.A Distrito Vera
FAIR VALUE OF ASSETS AND LIABILITIES
Fair Value	$ 1,697	$ 2,680